INTERIM CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS (Paranthetical) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [abstract]
Adjustments for increase (decrease) in refund liability	[1]	€ 446	€ 2,504

[1]	From year 2026 onwards, cash flows related to refund liabilities is presented on a separate line (€0.4 million at June 30, 2026 and €2.5 million at June 30, 2025). These flows were previously included in the line "Increase / Decrease in trade receivables".